accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

As at December 31 (millions)	2025	2024
Trade accounts payable [1]
Supply chain financing – arm’s-length third party has paid supplier	$16	$84
Supply chain financing – eligible payable [2]	11	2
Amounts that are part of supply chain financing	27	86
Amounts that are not part of supply chain financing	955	1,040
	982	1,126
Accrued liabilities	1,246	1,385
Payroll and other employee-related liabilities	651	710
Interest payable	389	262
Indirect taxes payable and other	226	147
	$3,494	$3,630

1	The composition of trade accounts payable fluctuates due to various factors, including suppliers’ invoice timing, our data processing cycle timing and the seasonal nature of certain business activities, as well as whether the statement of financial position date falls on a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.
2	Amounts eligible for suppliers to choose to be paid in advance of industry-standard payment terms.